Performance Management - Rayliant Wilshire NxtGen International Equity ETF	Jan. 22, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.funds.rayliant.com or by calling (866) 949-4945.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.funds.rayliant.com
Performance Availability Phone [Text]	(866) 949-4945